Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income Tax Expense in Consolidated Income Statement
(a)	Income tax expense in the consolidated income statement

	2019	2018	2017
	RMB million	RMB million	RMB million
PRC income tax
–Provision for the year	1,611	962	2,280
–Under/(over)-provision in prior year	10	(27)	(2)

	1,621	935	2,278
Deferred tax (Note 29)
Origination and reversal of temporary differences	(650)	65	(302)

Income tax expense	971	1,000	1,976

Reconciliation between Actual Tax Expense and Calculated Tax Based on Accounting Profit at Applicable Tax Rates
(b)	Reconciliation between actual tax expense and calculated tax based on accounting profit at applicable tax rates

	2019	2018	2017
	RMB million	RMB million	RMB million
Profit before income tax	4,055	4,364	8,874

Notional tax on profit before taxation, calculated at the rates applicable to profits in the tax jurisdictions concerned (Note 16(a))	964	1,089	2,179
Adjustments for tax effect of:
Non-deductible expenses	18	23	9
Share of results of associates and joint ventures and other non-taxable income	(50)	(121)	(137)
Taxable temporary differences for which no deferred tax liabilities were recognized	—	—	(27)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	62	73	26
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(3)	(17)	(72)
Under/(over)-provision in prior year	10	(27)	(2)
Super deduction of research and development expenses	(30)	(20)	—

Tax expense	971	1,000	1,976